SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SALES INDUCEMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Sales Inducements [Abstract]
Deferred Sales Inducements, Additions	$ 11.5	$ 20.0	$ 28.4
Deferred Sales Inducements, Amortization Expense	28.7	31.2	30.2
Deferred Sales Inducements, Net	149.2	166.4
Persistency Bonus Benefits Included in Insurance Liabilities	$ 50.0	$ 85.3